UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 3006
John Hancock Bond Trust
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Counsel and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2008

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 49.73%					$60,168,771

Cost ($62,538,099)

Airlines 0.88%					1,061,633

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545%	02-02-19	A-	$109	104,854
Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A-	365	351,229
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	405	405,000
Northwest Airlines, Inc.,
Gtd Collateralized Note
Ser 07-1	7.027	11-01-19	A-	210	200,550

Asset Management & Custody Banks 0.89%					1,078,247

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	1,130	1,078,247

Broadcasting & Cable TV 0.70%					842,111

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	750	842,111

Casinos & Gaming 0.66%					793,234

Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	B-	525	463,312
Seminole Tribe of Florida,
Bond	6.535	10-01-20	BBB	315	329,922

Computer Hardware 0.27%					331,459

Computer Science Corp.,
Sr Note (S)	6.500	03-15-18	A-	325	331,459

Consumer Finance 0.55%					668,525

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	705	668,525

Data Processing & Outsourced Services 0.19%					227,492

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	215	227,492

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Diversified Banks 1.32%					1,600,477

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa1	330	297,063
Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506	12-15-49	A2	370	311,230
Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United
Kingdom) (F)(S)	6.267	11-30-49	A	360	314,673
Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	295	298,504
Societe Generale,
Sub Note (5.922% to 4-15-17
then variable) (France) (F)(S)	5.922	04-05-49	A+	220	198,353
Standard Chartered Plc,
Bond (7.014% to 7-30-37 then
variable) (United Kingdom) (F)(S)	7.014	07-30-49	BBB+	200	180,654

Diversified Chemicals 0.19%					232,092

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	230	232,092

Diversified Commercial & Professional Services 0.62%					756,768

General Electric Co.,
Sr Note	5.250	12-06-17	AAA	230	230,839
Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	6.500	02-13-13	A-	500	525,929

Diversified Financial Services 1.67%					2,017,793

American General Finance Corp.,
Note Ser MTN	6.900	12-15-17	A+	220	221,098
CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	55	47,108
Sr Note	5.650	02-13-17	A	85	71,061
Sr Note Ser MTN	5.125	09-30-14	A	75	63,582
Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	220	201,460
Huntington Capital III,
Gtd Sub Bond (6.797% to 6-1-17
then variable)	6.650	05-15-37	BBB-	290	241,109
ICICI Bank Ltd.,
Note (India) (F)(S)	6.625	10-03-12	BBB-	300	299,197
QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17
then variable) (Australia) (F)	6.797	06-01-49	BBB	340	311,952

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Royal Bank of Scotland Group Plc,
Jr Sub Bond Ser MTN (7.640% to
9-29-17 then variable) (United
Kingdom) (F)	7.640	03-31-49	A	200	199,449
SMFG Preferred Capital,
Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB	285	247,645
Standard Chartered Bank,
Sub Note (United Kingdom) (F)(S)	6.400	09-26-17	A	110	114,132

Drug Retail 0.60%					720,098

CVS Caremark Corp.,
Jr Sub Bond (6.032% to 6-1-12
then variable)	6.302	06-01-37	BBB-	460	436,378
Sr Note	5.750	06-01-17	BBB+	275	283,720

Electric Utilities 3.35%					4,056,299

Abu Dhabi National Energy Co.,
Bond (United Arab
Emirates) (F)(S)	6.500	10-27-36	A+	465	426,168
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,000	1,078,620
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	226	228,537
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	800	862,057
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB+	388	420,977
Nevada Power Co.,
Note Ser L	5.875	01-15-15	BB+	220	221,771
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB-	325	349,693
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	466	468,476

Electronic Equipment Manufacturers 0.52%					627,475

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	480	496,418
Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg) (F)(S)	6.550	10-01-17	BBB	125	131,057

Health Care Services 0.28%					342,932

UnitedHealth Group, Inc.,
Bond	6.625	11-15-37	A-	185	175,689
Bond	5.500	11-15-12	A-	160	167,243

Health Care Supplies 0.16%					193,508

Covidien International Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000	10-15-17	A-	185	193,508

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Hotels, Resorts & Cruise Lines 0.19%					235,562

Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02-15-13	BBB-	235	235,562

Insurance Brokers 0.62%					744,842

Merna Reinsurance Ltd.,
Sec Sub Note Ser B
(Bermuda) (F)(P)	6.580	07-07-10	A2	260	250,588
Progressive Corp. (The),
Jr Sub Deb (6.700% to 6-1-17
then variable)	6.700	06-15-37	A-	155	137,040
Prudential Financial, Inc.,
Sr Note Ser MTN	5.150	01-15-13	A+	350	357,214

Integrated Telecommunication Services 1.14%					1,376,114

AT&T, Inc.,
Note	6.500	09-01-37	A	120	121,405
Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	251,187
Deb	6.300	12-15-15	A	410	439,847
Qwest Corp.,
Sr Note	7.875	09-01-11	BBB-	210	213,675
Sprint Capital Corp.,
Sr Gtd Note	6.875	11-15-28	BBB-	500	350,000

Investment Banking & Brokerage 0.87%					1,047,887

Bear Stearns Cos., Inc. (The),
Sr Note	7.250	02-01-18	A	235	227,992
BNP Paribas,
Jr Sub Note (7.195% to 6-25-37
then variable) (France) (F)(S)	7.195	06-29-49	AA-	135	124,018
Goldman Sachs Group, Inc. (The),
Jr Sub Note	6.750	10-01-37	A+	130	121,371
Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	145	125,631
Mizuho Finance,
Gtd Sub Bond (Cayman
Islands) (F)	8.375	12-29-49	Aa3	440	448,875

Life & Health Insurance 0.25%					308,587

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050	04-20-17	A-	120	107,686
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17
then variable) (S)	8.300	10-15-37	BB	210	200,901

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Multi-Line Insurance 0.85%					1,026,804

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable)
(France) (F)(S)	6.379	12-14-36	BBB+	155	125,239
Genworth Financial, Inc.,
Jr Sub Note (6.150% to
11-15-16 then variable)	6.150	11-15-66	BBB+	210	177,998
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	219,028
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	520	504,539

Multi-Media 0.62%					747,294

News America Holdings,
Deb	9.500	07-15-24	BBB+	600	747,294

Office Services & Supplies 0.29%					356,151

Xerox Corp.,
Sr Note	6.750	02-01-17	BBB-	335	356,151

Oil & Gas Refining & Marketing 0.26%					314,120

Premcor Refining Group, Inc. (The),
Gtd Sr Note	6.750	05-01-14	BBB	300	314,120

Oil & Gas Storage & Transportation 0.36%					440,744

Buckeye Parterns LP,
Bond	5.125	07-01-17	BBB	165	158,429
NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB-	270	282,315

Oil & Gas Exploration & Production 0.10%					123,692

Marathon Oil Corp.,
Sr Note	6.000	10-01-17	BBB+	120	123,692

Paper Products 0.18%					214,896

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	210	214,896

Pharmaceuticals 0.61%					735,021

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	315	332,123
Schering-Plough Corp.,
Sr Note	6.000	09-15-17	A-	385	402,898

Property & Casualty Insurance 0.28%					340,516

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB	320	340,516

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Railroads 0.19%					227,134

Union Pacific Corp.,
Sr Note	5.700	08-15-18	BBB	225	227,134

Real Estate Management & Development 1.28%					1,545,318

Chelsea Property Group,
Note	6.000	01-15-13	A-	385	398,876
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	245	220,222
HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	135	118,618
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	230	247,084
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	560,518

Regional Banks 0.45%					543,735

HSBC Capital Funding LP,
Perpetual Note (9.547% to
6-30-10 then variable)
(Channel Islands) (F)(S)	9.547	12-29-49	A	500	543,735

Specialized Finance 0.19%					231,000

USB Realty Corp.,
Perpetual Bond (6.091% to
1-15-12 then variable) (S)	6.091	12-22-49	A+	300	231,000

Thrifts & Mortgage Finance 27.06%					32,745,176

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO (P)	2.549	12-25-46	AAA	6,496	304,518
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO	2.981	06-25-47	AAA	4,776	316,407
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf
Ser 2007-1-Class GIOP IO (P)	2.181	05-25-47	AAA	3,875	232,473
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	420	348,352
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,500	1,415,827
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	560	538,916
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	700	689,242
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.880	03-20-36	AAA	608	610,025
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936	09-01-47	AAA	292	293,453

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2002-T0P8 Class A2	4.830	08-15-38	AAA	790	760,059
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	680	645,030
Mtg Pass Thru Ctf
Ser 2006-PW14 Class D	5.412	12-01-38	A	320	221,354
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	632	634,595
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833	12-25-35	AAA	465	394,909
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	295	297,002
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	185	149,356
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (S)	5.899	06-10-46	AAA	500	491,236
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	1.383	11-20-35	AAA	5,079	180,955
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO (P)	1.949	07-25-46	AAA	4,948	191,721
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	3,244	129,264
Mtg Pass Thru Ctf
Ser 2006-0A10 Class XPP IO (P)	1.813	08-25-46	AAA	2,596	98,146
Mtg Pass Thru Ctf
Ser 2006-0A12 Class X IO (P)	2.009	09-20-46	AAA	8,979	448,931
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	375	334,283
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf
Ser 2003-CPN1 Class A2	4.597	03-15-35	AAA	1,005	951,394
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	515	455,747
Domino's Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class A2 (S)	5.261	04-25-37	AAA	495	481,856
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO (P)	1.050	08-19-45	AAA	5,171	177,748

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.210	12-25-34	AA	816	802,500
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.175	05-25-36	AA	184	128,599
Global Signal Trust,
Sub Bond Ser 2004-2A
Class D (S)	5.093	12-15-14	Baa2	265	253,608
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	222,926
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,008	1,012,310
Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.491	05-10-40	AAA	955	941,505
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.638	04-19-36	AAA	347	347,211
Greenwich Capital Commercial Funding
Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	765	758,148
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	03-10-39	AA	230	165,828
Mtg Pass Thru Ctf Ser 2007-GG9
Class F	5.633	03-10-39	A	130	83,318
GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	785	773,516
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.223	08-25-34	AA	345	324,143
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.389	01-25-36	AAA	875	871,686
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-8-1X IO (P)	1.223	09-19-35	AAA	3,663	120,209
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2007-A
Class N2 (G)(S)	7.870	04-25-37	BBB-	115	114,834
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	223	220,335
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.464	05-25-35	AA	316	326,051
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO	2.154	10-25-36	AAA	7,775	216,242
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 2X IO	1.911	10-25-36	AAA	10,457	261,427
Mtg Pass Thru Ctf
Ser 2006-AR19 Class 1B1 (P)	6.402	08-25-36	AA	234	187,578

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Indymac Index NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-AR6
Class N2 (S)	8.833	06-25-46	BBB-	120	120,222
JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf
Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	943,451
Mtg Pass Thru Ctf
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,000	800,209
JP Morgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	166	168,600
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	470	482,136
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	488	495,788
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.829	01-25-37	Aa1	624	604,632
Merrill Lynch/Countrywide Commercial Mtg
Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.105	06-12-46	AAA	735	728,213
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	AAA	510	485,432
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)	5.981	09-25-37	AA	195	183,854
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)	5.981	09-25-37	AA	75	68,428
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)	5.981	09-25-37	AA	50	42,765
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.374	11-14-42	AAA	520	507,107
Mtg Pass Thru Ctf
Ser 2005-IQ10 Class A4A (L)	5.230	09-15-42	AAA	755	725,190
Mtg Pass Thru Ctf
Ser 2006-IQ12 Class E	5.538	12-15-43	A+	310	222,091
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.448	05-25-35	AA	211	196,879
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	386	384,444
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	420	387,192
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf
Ser 2005-QA12 Class NB5 (P)	5.961	12-25-35	AAA	433	400,023

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Residential Asset Securitization Trust,
Mtg Pass Thru Ctf
Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	555	567,097
SBA CMBS Trust,
Sub Bond Ser 2005-1A
Class D (S)	6.219	11-15-35	Baa2	200	195,408
Sub Bond Ser 2005-1A
Class E (S)	6.706	11-15-35	Baa3	110	106,228
Sub Bond Ser 2006-1A
Class E (S)	6.174	11-15-36	Baa3	665	604,405
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	294	302,642
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.671	04-25-35	AA	962	885,209
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO	0.562	04-25-47	Aaa	9,287	156,724
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	0.701	06-25-47	Aaa	21,824	272,801
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO	0.611	06-25-47	AAA	24,782	383,340
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO	0.626	07-25-47	Aaa	12,396	162,695
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	274	214,478
Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	349	345,893
Mtg Pass Thru Ctf
Ser 2006-AR15 Class A3 (P)	5.655	10-25-36	Aaa	667	676,827

Wireless Telecommunication Services 1.09%					1,314,035

America Movil SA de CV,
Sr Note (Mexico) (F)	5.750	01-15-15	BBB+	250	253,513
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	720,645
SK Telecom Co. Ltd.,
Bond (South Korea) (F)(S)	6.625	07-20-27	A	335	339,877

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.10%					$115,360

(Cost $112,000)

Government U.S. Agency 0.10%					115,360

Federal Home Loan Mortgage Corp.,
8.375%, Ser Z			AA-	4,480	115,360

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 45.17%					$54,657,513

(Cost $53,356,289)

Government U.S. 8.99%					10,875,209

United States Treasury,
Bond (L)	5.000%	05-15-37	AAA	$795	871,457
Note (L)	4.875	06-30-12	AAA	450	496,406
Note (L)	4.750	05-15-14	AAA	1,215	1,347,796
Note (L)	3.500	02-15-18	AAA	8,180	8,159,550

Government U.S. Agency 36.18%					43,782,304

Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.616	04-01-37	AAA	713	731,948
30 Yr Adj Rate Pass Thru Ctf (P)	5.275	12-01-35	AAA	1,068	1,078,968
30 Yr Adj Rate Pass Thru Ctf (P)	5.154	11-01-35	AAA	1,190	1,199,053
30 Yr Adj Rate Pass Thru Ctf (P)	5.062	12-01-35	AAA	2,046	2,112,738
30 Yr Adj Rate Pass Thru Ctf (P)	6.000	08-01-37	AAA	2,874	2,936,844
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	1,824	1,891,509
Note	5.500	03-22-22	AAA	1,150	1,193,014
Note	4.500	01-15-15	AAA	445	463,158
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,405	1,439,043
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	726	736,343
30 Yr Adj Rate Pass Thru Ctf (P)	6.233	03-01-14	AAA	3	3,308
30 Yr Adj Rate Pass Thru Ctf (P)	6.233	06-01-14	AAA	12	11,884
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	277	287,064
30 Yr Pass Thru Ctf	6.500	09-01-36	AAA	1,272	1,319,170
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	1,949	2,020,957
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	2,367	2,418,979
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	1,782	1,821,825
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	1,786	1,825,436
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	373	381,850
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,136	1,143,485
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,292	2,307,981
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	4,344	4,370,948
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	1,539	1,548,638
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	830	835,269
30 Yr Pass Thru Ctf (M)	5.500	03-15-38	AAA	2,210	2,222,431
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	457	460,676
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	2,267	2,243,044
30 Yr Pass Thru Ctf (M)	5.000	03-15-34	AAA	1,345,000	1,324,405
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	844	833,689
CMO REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	600	602,320
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	665	668,043
Note (L)	5.125	04-15-11	AAA	1,190	1,273,095
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	72	75,189

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 15.69%			$18,989,926

(Cost $18,989,926)

Joint Repurchase Agreement 5.19%			6,281,000

Joint Repurchase Agreement transaction
with Barclays Plc dated 2-29-08 at 1.800%
to be repurchased at $6,281,942 on 3-3-08,
collateralized by $3,661,409 U.S. Treasury
Inflation Indexed Bond, 3.875%, due
4-15-29 (valued at $6,406,733, including
interest)	1.800%	6,281	6,281,000

	Interest
	rate	Shares
Cash Equivalents 10.50%			12,708,926

John Hancock Cash Investment Trust (T)(W)	3.42% (Y)	12,708,923	12,708,926

Total investments (Cost $134,996,314)† 110.69%			$133,931,570

Liabilities in excess of other assets (10.69%)			($12,935,621)

Total net assets 100.00%			$120,995,949

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Investment Grade Bond Fund
Notes to Schedule of Investments
February 29, 2008 (unaudited)

IO Interest only (carries notional principal amount)

Gtd Guaranteed MTN Medium Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of February 29, 2008.

(M) These securities having an aggregate value of $3,546,836, or 2.930% of the Fund's net assets, have been purchased as a forward commitments – that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,932,247 or 9.862% of the Fund's net assets as of February 29, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $135,335,680. Gross unrealized appreciation and depreciation of investments aggregated $1,897,718 and $3,301,828, respectively, resulting in net unrealized depreciation of $1,404,110.

Notes to Schedule of Investments - Page 1

John Hancock
Investment Grade Bond Fund
Financial futures contracts
February 29, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	appreciation

U.S. 10-year Treasury Note	25	Long	Jun 2008	$71,505

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/08
4/08

John Hancock

MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2008

John Hancock
Government Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 1.91%					$7,035,252

(Cost $6,896,258)

Thrifts & Mortgage Finance 1.91%					7,035,252

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO	2.981%	06-25-47	AAA	$14,572	965,406
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf
Ser 2007-1-GIOP IO (P)	2.181	05-25-47	AAA	11,372	682,313
Bank of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936	07-20-47	AAA	904	907,870
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	1.383	11-20-35	AAA	11,468	408,543
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO	2.154	10-25-36	AAA	24,587	683,828
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 2X IO	1.911	10-25-36	AAA	24,606	615,156
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf
Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	1,554	1,587,872
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO	0.611	06-25-47	Aaa	76,558	1,184,264

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 92.81%					$342,240,844

(Cost $331,431,647)

Government U.S. 15.00%					55,310,203

United States Treasury,
Bond (L)	9.000%	11-15-18	AAA	$5,000	7,304,690
Bond (L)	8.750	08-15-20	AAA	6,065	8,903,232
Note (L)	4.500	05-15-17	AAA	22,500	24,238,485
Note (L)	4.250	11-15-13	AAA	13,730	14,863,796

Government U.S. Agency 77.81%					286,930,641

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	282	294,750
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	882	902,770
30 Yr Adj Rate Pass Thru Ctf
(P)	5.154	11-01-35	AAA	3,247	3,271,297

John Hancock
Government Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	464	516,707
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	574	586,854
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	10,585	10,816,300
30 Yr Pass Thru Ctf	5.720	06-01-37	AAA	17,751	18,133,919
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	4,875	5,054,402
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	13	13,713
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	244	254,636
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	6,915	7,083,367
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	5,888	5,972,345
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	1,981	2,009,717
30 Yr Adj Rate Pass Thru Ctf
(P)	5.776	12-01-35	AAA	6,852	6,997,551
30 Yr Adj Rate Pass Thru Ctf
(P)	5.394	12-01-35	AAA	2,161	2,196,730
30 Yr Adj Rate Pass Thru Ctf
(P)	5.490	01-01-36	AAA	6,415	6,519,222
30 Yr Adj Rate Pass Thru Ctf
(P)	5.294	01-01-36	AAA	11,335	11,783,994
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	17	18,467
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	224	246,688
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,398	4,560,570
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	8,428	8,738,357
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	10,734	11,129,780
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	3,526	3,656,370
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,483	1,516,209
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,709	1,748,576
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	6,624	6,771,613
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	3,299	3,372,664
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	7,712	7,883,614
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	9,718	9,938,290
30 Yr Pass Thru Ctf	5.725	08-01-37	AAA	6,505	6,652,051
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,164	3,185,707
30 Yr Pass Thru Ctf	5.500	07-01-36	AAA	8,368	8,422,446
30 Yr Pass Thru Ctf	5.500	12-01-36	AAA	11,528	11,602,714
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	9,911	9,975,573
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	7,166	7,210,771
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	7,810	7,858,252
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	9,806	9,866,590
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	7,599	7,646,521
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	6,138	6,175,930
30 Yr Pass Thru Ctf (M)	5.500	03-15-38	AAA	29,540	29,706,163
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	13,230	13,090,947
30 Yr Pass Thru Ctf (M)	5.000	03-15-34	AAA	4,095,000	4,032,298
CMO REMIC Ser 1993-225-TK	6.500	12-25-23	AAA	5,032	5,399,931
CMO REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	3,965	3,980,330
Note	5.375	06-12-17	AAA	7,500	8,160,458
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	382	401,351
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	66	77,627
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	337	399,746
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,020	1,095,763

John Hancock
Government Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 23.39%			$86,251,405

(Cost $86,251,405)

Joint Repurchase Agreement 8.12%			29,938,000

Joint Repurchase Agreement transaction
with Barclays Plc dated 2-29-08 at 1.800%
to be repurchased at $29,942,491, on
3-3-08, collateralized by $17,451,879 U.S.
Treasury Inflation Indexed Bond, 3.875%,
due 4-15-29 (valued at $30,537,298,
including interest)	1.800%	29,938	29,938,000

	Interest
	rate	Shares
Cash Equivalents 15.27%			56,313,405

John Hancock Cash Investment Trust (T)(W)	3.42% (Y)	56,313,405	56,313,405

Total investments (Cost $424,579,310)† 118.11%			$435,527,501

Liabilities in excess of other assets (18.11%)			($66,789,781)

Total net assets 100.00%			$368,737,720

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Government Income Fund
Notes to Schedule of Investments
February 29, 2008 (unaudited)

IO Interest only (carries notional principal amount)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(L) All or a portion of this security is on loan as of February 29, 2008.

(M) These securities having an aggregate value of $33,738,461, or 9.150% of the Fund's net assets, have been purchased as a forward commitments – that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $425,124,077. Gross unrealized appreciation and depreciation of investments aggregated $10,663,157 and $259,733, respectively, resulting in net unrealized appreciation of $10,403,424.

Notes to Schedule of Investments - Page 1

John Hancock
Government Income Fund
Financial futures contracts
February 29, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	appreciation

U.S. 10-year Treasury Note	100	Long	Jun 2008	$297,737

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3 2/08
4/08

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2008

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 69.39%					$847,210,825

(Cost $1,021,028,545)

Advertising 0.34%					4,179,174

Vertis, Inc. ,
Gtd Sr Note Ser B	10.875%	06-15-09	CCC	$9,230	2,976,674
Sub Note (S)	13.500	12-07-09	Caa3	9,250	1,202,500

Airlines 14.17%					173,047,924

Alaska Airlines, Inc. ,
Equip Trust Ctf Ser A	9.500	04-12-10	B+	4,446	4,422,357
Equip Trust Ctf Ser D	9.500	04-12-12	B+	3,748	3,721,106
American Airlines, Inc. ,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,458,750
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	2,000	1,880,305
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,037	4,734,359
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B-	1,635	1,552,833
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B-	4,211	3,832,010
AMR Corp. ,
Conv Sr Note (S)	4.250	09-23-23	CCC+	6,900	7,201,875
Conv Sr Note	4.250	09-23-23	CCC+	39,835	41,577,781
GOL Finance,
Gtd Note (Brazil) (F)(S)	8.750	04-29-49	Ba2	14,970	13,772,400
KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B-	1,680	794,317
Northwest Airlines, Inc. ,
Conv Sr Note (G)	Zero	11-15-23	D	45,535	1,366,050
Gtd Conv Sr Note (G)	Zero	05-15-23	D	15,437	463,110
Gtd Lease Rejection Claim Ctf (N666US)
(G)	Zero	11-30-08	D	15,890	476,700
Gtd Sr Note (G)	Zero	02-01-09	D	7,250	244,688
Note (G)	Zero	03-15-08	D	1,915	62,238
Stub-claim (G)	Zero	06-01-99	D	32,071	1,082,396
Stub-claim (G)	Zero	06-01-99	D	43,785	1,477,744
UAL Corp. ,
Gtd Conv Sr Sub Note (S)	4.500	06-30-21	CCC+	27,570	31,355,361
Gtd Conv Sr Sub Note	4.500	06-30-21	CCC+	23,708	26,963,108
US Airways Group, Inc. ,
Conv Sr Note	7.000	09-30-20	CCC	19,265	18,205,425
US Airways, Inc. ,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B+	7,297	6,403,011

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Aluminum 1.13%					13,785,150

CII Carbon, Inc. ,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	15,845	13,785,150

Auto Parts & Equipment 0.97%					11,887,575

Allison Transmission, Inc.
Gtd Sr Note (S)	11.000	11-01-15	B-	8,240	7,045,200
Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	CCC+	5,235	4,842,375
Federal-Mogul Corp. ,
Gtd Sr Note (B)(G)(H)	Zero	01-15-09	D	1,885	0
Gtd Sr Note (B)(G)(H)	Zero	01-15-09	D	3,200	0

Broadcasting & Cable TV 12.01%					146,654,548

Canadian Satellite Radio Holdings,
Inc. ,
Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	13,500	12,757,500
Sr Note (Canada) (F)(G)	8.000	09-10-14	CCC+	6,400	6,502,413
CCO Holdings, LLC/CCO Holdings Capital
Corp. ,
Sr Note	8.750	11-15-13	CCC	10,000	8,775,000
Charter Communications Holdings, LLC/Charter
Communications Capital Corp. ,
Sr Disc Note	9.920	04-01-11	CCC	2,490	1,494,000
Sr Note	10.750	10-01-09	CCC	17,700	14,956,500
Charter Communications Holdings I,
LLC,
Gtd Sr Note (L)	13.500	01-15-14	CCC	4,805	3,123,250
Gtd Sr Note	12.125	01-15-15	CCC	5,240	2,672,400
Gtd Sr Note	11.750	05-15-14	CCC	5,260	2,682,600
Gtd Sr Note (G)	11.000	10-01-15	CCC	4,466	3,059,210
Gtd Sr Note	10.000	05-15-14	CCC	10,605	5,143,425
Gtd Sr Note	9.920	04-01-14	CCC	6,376	3,060,480
Gtd Sr Sec Note	11.000	10-01-15	CCC	22,678	15,761,210
Charter Communications Holdings II,
LLC/Charter Communications Capital
Corp. ,
Sr Note	10.250	09-15-10	CCC	5,000	4,575,000
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon (14.00%,
04-01-10) (G)(O)(S)	Zero	04-01-13	CCC	3,600	2,268,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Pegasus Satellite Communications,
Inc. ,
Sr Note (G)(H)(S)	Zero	01-15-10	D	10,250	10
Sirius Satellite Radio, Inc. ,
Sr Note	9.625	08-01-13	CCC	17,730	14,627,250
XM Satellite Radio, Inc. ,
Gtd Sr Note	9.750	05-01-14	CCC	17,840	16,279,000
Gtd Sr Note (P)	7.739	05-01-13	CCC	8,080	6,908,400
Sr Sec Note (G)	10.000	06-01-13	CCC	3,000	2,760,000
XM Satellite Radio Holdings, Inc. ,
Conv Sr Note	1.750	12-01-09	CCC-	20,190	17,565,300
Young Broadcasting, Inc. ,
Gtd Sr Sub Note	10.000	03-01-11	CCC-	2,440	1,683,600

Casinos & Gaming 9.53%					116,375,321

Fountainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	17,020	12,254,400
Sr Note (B)(G)	12.000	06-01-22	CCC+	11,065	9,405,250
Greektown Holdings LLC,
Sr Note (S)	10.750	12-01-13	CCC+	11,520	10,886,400
Indiana Downs Capital Corp. /Indianapolis
Downs, LLC, Sr Sec Note (S)	11.000	11-01-12	B	4,330	3,897,000
Indianapolis Downs Capital, LLC,
Sr Sub Note (S)	15.500	11-01-13	CCC+	500	485,000
Isle of Capris Casinos, Inc. ,
Gtd Sr Sub Note	7.000	03-01-14	B	10,559	7,206,517
Jacobs Entertainment, Inc. ,
Gtd Sr Note	9.750	06-15-14	B-	515	427,450
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	7,900	7,909,875
Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon (12.50%,
10-15-08) (O)(S)	Zero	10-15-11	CCC	10,000	6,000,000
Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	20,640	18,163,200
Majestic Star Casino, LLC/Majestic
Star Casino Capital II, LLC,
Sr Note	9.750	01-15-11	CCC	8,675	4,944,750
Marshantucket Pequot Tribe,
Bond (S)	8.500	11-15-15	BB+	3,070	2,732,300
MTR Gaming Group, Inc. ,
Gtd Sr Note Ser B	9.750	04-01-10	B+	350	339,500
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	2,850	2,508,000
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	8.194	03-15-14	BB	2,850	2,223,000
Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,373	4,584,529
Trump Entertainment Resorts, Inc. ,
Gtd Sr Sec Note	8.500	06-01-15	B	29,340	20,391,300
Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B	2,090	2,016,850

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Commercial Printing 0.90%					10,920,375

Quebecor World Capital Corp. ,
Gtd Sr Note (Canada) (F)(H)	6.125	11-15-13	D	9,970	4,386,800
Gtd Sr Note (Canada) (F)(H)	4.875	11-15-08	D	1,210	535,425
Sr Note (Canada) (F)(H)(S)	8.750	03-15-16	D	1,850	897,250
Quebecor World, Inc. ,
Sr Note (Canada) (F)(H)(S)	9.750	01-15-15	D	10,410	5,100,900

Commodity Chemicals 0.70%					8,573,870

Applied Extrusion Technologies, Inc. ,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	501,870
Braskem SA,
Note (Brazil) (F)(S)	11.750	01-22-14	BB+	5,600	6,832,000
Sterling Chemicals, Inc. ,
Gtd Sr Sec Note (S)	10.250	04-01-15	B-	1,240	1,240,000

Diversified Commercial & Professional Services 0.64%					7,822,760

MSX International, Inc. ,
Gtd Sr Sec Note (S)	12.500	04-01-12	CCC+	4,230	3,341,700
Muzak, LLC/Muzak Finance Corp. ,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	4,481,060

Diversified Metals & Mining 1.08%					13,192,212

Katanga Mining Ltd. ,
Sr Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,171	2,117,569
Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,171	2,117,569
New Gold, Inc. ,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	11,020	8,957,074

Drug Retail 0.68%					8,278,200

Duane Reade, Inc. ,
Sr Sub Note	9.750	08-01-11	CC	9,855	8,278,200

Electric Utilities 1.75%					21,368,725

Orion Power Holdings, Inc. ,
Sr Note	12.000	05-01-10	B	8,435	9,151,975
Texas Competitive Electric Holdings
Co. , LLC,
Gtd Sr Note (S)	10.250	11-01-15	CCC	12,530	12,216,750

Environmental & Facilities Service	0.22%				2,624,250

Blaze Recycling & Metals, Inc. ,
Sr Sec Note (G)(S)	10.875	07-15-12	B	2,675	2,327,250
Casella Waste Systems, Inc. ,
Sr Sub Note	9.750	02-01-13	B	300	297,000

Food Distributors 0.36%					4,341,600

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2 (Argentina) (F)(G)	8.000	06-30-12	B	6,480	4,341,600

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Forest Products 0.06%					784,225

Tembec Industries, Inc. ,
Gtd Sr Note (Canada) (F)	8.500	02-01-11	CC	2,470	784,225

Health Care Facilities 0.74%					9,052,500

HealthSouth Corp. ,
Gtd Sr Note	11.409	06-15-14	CCC+	5,000	4,862,500
Gtd Sr Note	10.750	06-15-16	CCC+	4,000	4,190,000

Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc. ,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0

Housewares & Specialties 0.77%					9,429,750

Vitro SA de CV,
Sr Note (Mexico) (F)	11.750	11-01-13	B	2,950	3,060,625
Sr Note (Mexico) (F)	9.125	02-01-17	B	7,250	6,369,125

Insurance Brokers 0.00%					50,000

SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)	Zero	08-15-27	D	5,000	50,000

Integrated Telecommunication Services	0.56%				6,808,875

West Corp. ,
Gtd Sr Sub Note	11.000	10-15-16	B-	8,130	6,808,875

Investment Banking & Brokerage 0.13%					1,590,000

Goldman Sachs & Co. ,
Sr Note (G)	Zero	10-20-37	B	12,000	1,590,000

Metal & Glass Containers 0.41%					5,029,450

BWAY Corp. ,
Gtd Sr Sub Note	10.000	10-15-10	B-	5,185	5,029,450

Movies & Entertainment 0.40%					4,870,450

Cinemark, Inc. ,
Sr Disc Note, Step Coupon (9.75%,
03-15-09) (O)	Zero	03-15-14	CCC+	3,110	2,830,100
Marquee Holdings, Inc. ,
Sr Disc Note Ser B, Step Coupon
(12.00%, 08-16-09) (O)	12.000	08-15-14	CCC+	2,795	2,040,350

Oil & Gas Exploration & Production 1.62%					19,738,380

Dominion Petroleum Aquisitions Ltd. ,
Sr Sec Conv Note Ser B (B)(G)	8.500	10-01-11	B-	6,325	6,049,230
McMoRan Exploration Co. ,
Conv Sr Note (G)(S)	6.000	07-02-08	B-	4,500	5,416,875
Conv Sr Note (G)	6.000	07-02-08	B-	500	601,875
Gtd Sr Note	11.875	11-15-14	CCC+	7,520	7,670,400

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Other Diversified Financial Services 2.07%					25,312,384

Buffalo Thunder Development Authority,
Sr Sec Note (S)	9.375	12-15-14	B	5,485	4,168,600
FDR Management Group, LLC,
Note (B)(G)	16.000	05-31-12	B	8,417	7,653,159
Residential Accredit Loans, Inc. ,
CMO-REMIC Ser 2006-QO4 (G)	Zero	11-20-37	CCC	65,000	9,750,000
TAM Capital Inc. ,
Gtd Sr Note (Brazil) (F)(S)	7.375	04-25-17	BB-	4,375	3,740,625

Packaged Foods and Meats 0.30%					3,641,775

ASG Consolidated LLC/ASG Finance,
Inc. ,
Sr Disc Note, Step Coupon (11.50%,
11-01-08) (O)	Zero	11-01-11	B-	4,115	3,641,775

Paper Packaging 0.87%					10,627,650

Clondalkin Acquisition BV,
Gtd Sr Sec Note (Netherlands) (F)(P)(S)	7.694	12-15-13	B+	1,250	1,025,000
Jefferson Smurfit Corp. ,
Gtd Sr Note	8.250	10-01-12	B-	2,800	2,611,000
Stone Container Corp. ,
Sr Note	8.000	03-15-17	B-	6,290	5,566,650
U. S. Corrugated, Inc. ,
Sr Sec Note	10.000	06-01-13	B	1,900	1,425,000

Paper Products 1.40%					17,045,786

Abitibi-Consolidated Co. of Canada,
Gtd Sr Note (Canada) (F)	8.375	04-01-15	B+	4,715	2,640,400
Abitibi-Consolidated of Canada, Inc. ,
Deb (Canada) (F)	8.850	08-01-30	B+	3,000	1,440,000
Deb (Canada) (F)	7.400	04-01-18	B+	3,500	1,653,750
Gtd Sr Note (Canada) (F)	7.750	06-15-11	B+	3,000	1,650,000
Gtd Sr Note (Canada) (F)	6.000	06-20-13	B+	4,880	2,513,200
Note (Canada) (F)	5.250	06-20-08	B+	2,435	2,048,444
APP Finance (II) Mauritius Ltd. ,
Gtd Bond (Mauritius) (F)(G)(H)	Zero	12-29-49	D	7,500	18,750
Newark Group, Inc. ,
Sr Sub Note	9.750	03-15-14	B-	4,725	4,169,812
Pope & Talbot, Inc. ,
Deb (G)(H)	8.375	06-01-13	CC	1,561	202,930
Sr Note (G)(H)	8.375	06-01-13	CC	5,450	708,500

Personal Products 0.01%					79,375

Global Health Sciences, Inc. ,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.01%					180,000

PCA, LLC/PCA Finance Corp. ,
Gtd Sr Note (G)(H)	Zero	08-01-09	D	3,000	180,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Publishing 0.64%					7,761,450

Idearc, Inc. ,
Gtd Sr Note	8.000	11-15-16	B+	13,155	7,761,450

Real Estate Management & Development 0.30%					3,718,950

Realogy Corp. ,
Gtd Sr Note REIT (S)	10.500	04-15-14	CCC+	3,480	2,470,800
Sr Sub Note REIT (S)	12.375	04-15-15	CCC+	2,355	1,248,150

Specialty Chemicals 2.62%					31,987,612

American Pacific Corp. ,
Gtd Sr Note	9.000	02-01-15	B	24,315	23,585,550
Tronox Worldwide, LLC/Tronox Finance
Corp. ,
Gtd Sr Note	9.500	12-01-12	B	9,575	8,402,062

Steel 1.16%					14,216,259

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550
WCI Steel Acquisition, Inc. ,
Sr Sec Note (G)	8.000	05-01-16	B+	14,455	14,201,709

Thrifts & Mortgage Finance 5.74%					70,036,061

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6-XP IO	2.549	12-25-46	AAA	78,375	3,673,813
Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2006-OA12-X IO	2.009	09-20-46	AAA	208,011	10,400,552
DB Master Finance LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	4,430	3,939,409
Dominos Pizza Master Issuer LLC,
Sub Bond Ser 2007-1-M1 (S)	7.629	04-25-37	BB	12,710	10,363,200
Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.874	05-15-37	B2	1,945	1,792,609
Goldman Sachs Mortgage Securities
Corp. ,
CMO-REMIC Ser 2006-NIM3-N3 (S)	8.112	06-25-46	Ba2	980	940,800
HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2006-4-X1 IO	2.478	05-19-47	AAA	169,205	7,296,971
CMO-REMIC Ser 2007-4-ES IO (G)	0.304	07-19-47	AAA	290,944	2,545,758
CMO-REMIC Ser 2007-6-ES IO (G)(S)	0.293	11-19-15	AAA	202,850	1,521,373
CMO-REMIC Sub Bond Ser 2007-3-ES IO (G)	0.350	05-19-47	AAA	289,768	2,173,256
IndyMac Index NIM Corp. ,
CMO-REMIC Ser 2006-AR6-N3 (Cayman
Islands) (F)(S)	8.833	06-25-46	BB	4,480	4,424,000
Lehman XS Net Interest Margin Notes,
CMO-REMIC Ser 2006-GPM8-A3 (Cayman
Islands) (F)(S)	9.000	01-28-47	Ba3	2,470	2,331,063
CMO-REMIC Ser 2006-GPM8-A4 (Cayman
Islands) (F)(S)	9.000	01-28-47	B2	1,730	1,587,275

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

SBA CMBS Trust,
CMO-REMIC Sub Bond Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	5,460	4,892,160
CMO-REMIC Sub Bond Ser 2006-1A-J (S)	7.825	11-15-36	B1	4,045	3,622,763
Washington Mutual, Inc. ,
CMO-REMIC Ser 2006-AR8-CX2P IO	1.553	10-25-46	AAA	143,829	5,303,686
CMO-REMIC Ser 2007-0A5-1XPP IO	0.689	06-25-47	Aaa	258,190	3,227,373

Tobacco 1.25%					15,265,806

Alliance One International, Inc. ,
Gtd Sr Note	11.000	05-15-12	B	3,850	3,907,750
Gtd Sr Note	8.500	05-15-12	B	3,160	2,954,600
North Atlantic Holdings, Inc. ,
Sr Disc Note, Step Coupon (12.25%,
03-01-08) (G)(O)	Zero	03-01-14	Ca	1,300	936,000
North Atlantic Trading Co. , Inc. ,
Sr Note (G)(S)	10.000	03-01-12	D	8,390	7,467,456

Transportation 1.02%					12,394,800

Travelport, LLC,
Gtd Sr Note	9.875	09-01-14	CCC+	14,085	12,394,800

Wireless Telecommunication Services 2.83%					34,537,603

Centennial Communications Corp. ,
Sr Note (P)	10.580	01-01-13	CCC+	11,420	10,506,400
Sr Note	10.000	01-01-13	CCC+	4,705	4,540,325
Cricket Communications, Inc. ,
Gtd Sr Note	9.375	11-01-14	CCC	6,575	5,851,750
Digicel Group, Ltd. ,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	7,860	6,877,500
Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (F)(G)(S)	10.000	12-31-13	CCC-	3,256	2,767,456
Terrestar Networks, Inc. ,
Sr Sec Note (G)(S)	15.000	02-15-14	CCC	4,295	3,994,172

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Defaulted bonds beyond maturity date (x) 0.21%					$2,597,473

(Cost $28,508,672)

Airlines 0.04%					533,452

Northwest Airlines, Inc. ,
Gtd Note (G)(H)	8.700	03-15-07	D	15,806	533,452

Broadcasting & Cable TV 0.00%					11,521

Pegasus Satellite Communications,
Inc. ,
Sr Disc Note (G)(H)	13.500	03-01-07	D	9,200	11,500
Sr Note (G)(H)	12.375	08-01-06	D	6,500	7
Xanadoo Co. ,
Sr Note Ser B (G)(H)	12.500	08-01-07	D	13,525	14

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Paper Products 0.17%					2,052,500

Indah Kiat Finance Mauritius Ltd. ,
Gtd Sr Note (Mauritius) (F)(G)(H)	10.000	07-01-08	D	6,000	600,000
Indah Kiat International Finance Co. ,
Gtd Sec Note Ser C (Netherlands)
(F)(G)(H)	12.500	06-15-06	D	2,500	1,250,000
Tjiwi Kimia Finance Mauritius Ltd. ,
Gtd Sr Note (Mauritius) (F)(G)(H)	10.000	08-01-04	D	1,500	45,000
Sr Note (Netherlands) (F)(G)(H)	13.250	08-01-01	D	5,250	157,500

Issuer				Shares	Value
Common stocks 14.18%					$173,065,326

(Cost $257,933,061)

Airlines 5.81%					70,990,247

Air France-KLM, ADR (France) (F)				174,118	4,725,563
ATA Holdings Corp. (I)				382,783	1,854,205
Northwest Airlines Corp. (I)				4,429,424	59,487,164
Pinnacle Airlines Corp. (I)				439,100	4,922,311
US Airways Group, Inc. (I)				81	1,004

Aluminum 0.01%					129,790

Golden Northwest Aluminum, Inc.
(Class A) (B)(I)				43	289
Golden Northwest Aluminum, Inc. (Class
B) (B)(I)				19,271	129,501

Auto Parts & Equipment 0.19%					2,350,391

Federal-Mogul Corp. (Class A)				116,356	2,350,391

Broadcasting & Cable TV 4.97%					60,652,101

Adelphia Communications Corp. (Escrow
Account) (I)				8,975	661,906
Canadian Satellite Radio Holdings,
Inc. (Class A) (Canada) (F)(I)				27,903	134,660
Canadian Satellite Radio Holdings,
Inc. (Class A) (Canada) (F)(I)				602,071	2,905,600
Charter Communications, Inc.
(Class A) (I)				10,200,000	9,812,400
Comcast Corp. (Special Class A) (I)				1,129,460	21,855,051
Granite Broadcasting Corp. (I)				11,688	222,072
Time Warner Cable, Inc. (Class A) (I)				177,892	4,856,452
XM Satellite Radio Holdings, Inc.
(Class A) (I)				1,712,200	20,203,960

Casinos & Gaming 0.56%					6,829,452

Fountainebleau Las Vegas (B)(I)				249,211	2,541,952
Gabrielino Tribal Gaming Authority
(Execution Investment) (B)(I)				90,000	90,000
Gabrielino Tribal Gaming Authority
(Gaming Revenue Investment) (B)(I)				125,000	125,000
Isle of Capris Casinos, Inc. (I)				450,000	4,072,500

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Commodity Chemicals 0.03%		362,044

Applied Extrusion Technologies, Inc.
(Class A) (B)(I)(L)	51,082	362,044

Diversified Commercial & Professional Services 0.06%		748,958

FDR Management Group, LLC (B)(G)(I)	2,129,596	748,958

Electric Utilities 0.00%		0

Mirant Corp. (B)(I)	10,500,000	0

Environmental & Facilities Service 0.18%		2,151,161

Kaiser Group Holdings, Inc.	81,949	2,151,161

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)	4,430	0
Glasstech, Inc. (Class C) (B)(I)	10	0

Integrated Telecommunication Services 0.00%		43,338

Chunghwa Telecom Co. , Ltd. , ADR
(Taiwan) (F)	1,766	43,338

Marine 0.20%		2,453,400

Paragon Shipping, Inc. (Greece)
(F)(I)(S)	180,000	2,453,400

Oil & Gas Exploration & Production 0.74%		9,036,854

Dominion Petroleum Ltd. (Bermuda)
(F)(I)	4,284,443	1,468,558
Dominion Petroleum Ltd. (Bermuda) (F)	8,270,000	2,834,668
Po Valley Energy Ltd. (Australia)
(F)(I)	3,100,000	4,733,628

Other Diversified Financial Services 0.06%		697,767

Adelphia Contingent Value Vehicle,
Ser ACC-1 (I)	8,722,093	697,767

Paper Products 0.16%		1,885,850

APP China Group Ltd.
(Bermuda) (B)(F)(I)	37,717	1,885,850

Publishing 0.46%		5,652,500

MediaNews Group, Inc. (I)	29,750	5,652,500

Specialty Chemicals 0.27%		3,230,055

American Pacific Corp. (I)	200,500	3,230,055

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Wireless Telecommunication Services 0.48%			5,851,230

Sprint Nextel Corp.		633,751	4,505,970
USA Mobility, Inc.		128,120	1,345,260

		Par value
Issuer, description		(000)	Value
Lessor equipment trust certificates 0.00%			$6,061

(Cost $0)

Airlines 0.00%			6,061

US Airways, Inc. ,		$606	6,061
(N528US) (N651US) (N652US) (B)(H)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 7.88%			$96,224,530

(Cost $72,261,672)

Airlines 0.01%			100,367

Northwest Airlines Corp. , 9.50% (B)(G)	D	143,381	100,367

Broadcasting & Cable TV 1.17%			14,332,025

Pegasus Satellite Communications,
Inc. , 12.75%, Ser B (G)(H)	D	4,831	0
Xanadoo, 6.50%, Ser C (G)	D	345,350	14,332,025

Diversified Metals & Mining 1.92%			23,396,867

Freeport-McMoRan Copper & Gold, Inc. ,
6.75%, Conv	B+	158,333	23,396,867

Food Distributors 0.00%			11,850

RAB Holdings, Inc. , 11.00%, Ser C
(B)(G)(I)	D	79	11,850

Forest Products 0.83%			10,167,060

TimberWest Forest Corp. , Unit (Common
Stock, Preferred Shares & Sub Note)
(Canada) (F)(G)	B-	729,900	10,167,060

Industrial Machinery 0.20%			2,374,146

Glasstech, Inc. , 12.75%, Ser B (B)(G)	B	4,475	2,231,146
Glasstech, Inc. , Ser A (B)(G)(I)	B	143	143,000
Glasstech, Inc. , Ser C (B)(G)(I)	B	11	0

Marine 0.00%			0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)	CCC	99,231	0

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Wireless Telecommunication Services 3.75%					45,842,215

Rural Cellular Corp. , 12.25%,
Payment-In-Kind			D	34,861	45,842,215

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 0.17%					$2,127,520

(Cost $2,000,000)

Other Revenue 0.17%					2,127,520

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp. ,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	2,127,520

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Trache loans 5.63%					$68,729,325

(Cost $82,148,352)

Airlines 1.03%					12,607,236

Delta Air Lines, Inc. ,
Tranche (2nd Lien Fac), 04-30-14 (G)			B	$4,975	4,170,707
Tranche A (Fac LN329495), 04-30-12			BB-	7,910	6,644,400
United Air Lines, Inc. ,
Tranche B (Fac LN316631), 02-01-14			BB-	2,137	1,792,129

Apparel, Accessories & Luxury Goods 0.56%					6,793,255

Hanesbrands, Inc. ,
Tranche B (Fac LN284920), 09-05-13			BB	4,881	4,644,817
HBI Branded Apparel Ltd. , Inc. ,
Tranche (2nd Lien Fac), 04-15-14			B	2,500	2,148,438

Broadcasting & Cable TV 0.09%					1,105,479

Sirius Satellite Radio, Inc. ,
Tranche SIRI (Fac LN342596), 12-20-12			B	1,297	1,105,479

Casinos & Gaming 0.48%					5,839,488

Cannery Casino Resorts, LLC,
Tranche (2nd Lien Fac), 01-07-13 (G)			B-	2,500	2,250,000
Tranche A (Fac LN252037), 01-05-11 (G)			B-	3,727	3,589,488

Diversified Metals & Mining 0.55%					6,666,071

Thompson Creek Metals Co. ,
Tranche A (1st Lien Note), 11-01-12 (G)			B	6,944	6,666,071

Forest Products 0.05%					617,500

Tembec, Inc. ,
Tranche (Fac LNTEMBEC1), 02-28-12 (G)			BB	618	617,500

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Health Care Facilities 0.72%				8,742,251

HCA, Inc. ,
Tranche A1 (Fac LN300297), 11-18-12		BB	9,512	8,742,251

Health Care Supplies 0.18%				2,252,027

Bausch & Lomb, Inc. ,
Tranche B (Fac LN362696), 04-11-15		BB-	2,085	2,001,600
Tranche DD (Fac LN362696), 04-11-15		BB-	260	250,427

Hotels, Resorts & Cruise Lines 0.24%				2,925,000

East Valley Tourist Development Authority,
Tranche (Fac LN5501750), 08-06-12 (G)		B3	2,925	2,925,000

Integrated Telecommunication Services 0.14%				1,691,500

Local TV on Satellite, LLC,
Tranche B (Fac LN331268), 05-07-13 (G)		B+	1,990	1,691,500

Publishing 1.29%				15,774,682

Star Tribune Co. ,
Tranche (2nd Lien Fac), 03-01-15 (G)		B+	5,125	1,763,000
Tranche T1 (1st Lien Note Fac
LN321132), 03-01-14 (G)		B+	7,620	4,908,748
Tranche T1 (Fac LN321132), 03-01-14 (G)		B+	3,175	2,045,230
Tribune Co. ,
Tranche B (Fac LN330914), 05-17-14		BB	9,681	7,057,704

Trucking 0.30%				3,714,836

Saint Acquisition Corp. ,
Tranche B (Fac LN333702), 05-06-14		BB	4,702	3,714,836

	Excise	Expiration	Number of
Issuer	Price	Date	Contracts	Value
Options Purchased 0.34%				$4,125,250

Cost ($3,225,927)

Calls 0.34%				4,125,250

Comcast Corp.	16	Jan-2010	1,900	1,282,600
Comcast Corp.	20	Jan-2010	6,850	2,842,750

Issuer			Shares	Value
Warrants 0.19%				$2,366,410

(Cost $7,551,140)

Broadcasting & Cable TV 0.00%				24,053

Granite Broadcasting Corp.
(Class A) (I)			29,220	14,610
XM Satellite Radio, Inc. (I)			9,350	9,443

Casinos & Gaming 0.00%				0

Silver Slipper Casino (B)(I)			1,929	0

John Hancock
High Yield Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Diversified Metals & Mining 0.17%			2,122,733

Doe Run Resources Corp. (B)(I)		1	0
Katanga Mining Ltd. (Canada) (F)(I)		80,000	732,334
New Gold, Inc. (Canada) (F)(I)		782,000	1,390,399

Food Retail 0.00%			1,903

Pathmark Stores, Inc. (I)		62,796	1,903

Marine 0.02%			217,440

Paragon Shipping, Inc. (Greece) (F)(I)		36,000	217,440

Restaurants 0.00%			0

Planet Hollywood International, Inc.
(B)(I)		2,816	0

Textiles 0.00%			281

HF Holdings, Inc. (B)(I)		28,092	281

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 1.79%			$21,870,111

(Cost $21,870,111)

Joint Repurchase Agreement 1.52%			18,521,000

Joint Repurchase Agreement with
Barclays Plc dated 02-29-08
at 1.800% to be repurchased
at $18,523,778 on 03-03-08,
collateralized by $10,796,521 of U. S.
Treasury Inflation Indexed Bond,
3.875%, due 04-15-29 (valued
at $18,864,198, including interest)	1.800%	18,521	18,521,000

	Interest
	rate	Shares
Cash Equivalents 0.27%			3,349,111

John Hancock Cash Investment Trust
(T)(W)	3.42% (Y)	3,349,111	3,349,111

Total investments (Cost $1,496,527,480) † 99.78%			$1,218,322,831

Other assets and liabilities, net 0.22%			$2,729,982

Total net assets 100.00%			$1,221,052,813

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
High Yield Fund
Notes to Schedule of Investments
February 29, 2008 (unaudited)

ADR American Depositary Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $36,714,450 or 3.01% of the Fund's net assets as of February 29, 2008.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of February 29, 2008.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $239,272,086 or 19.60% of the Fund's net assets as of February 29, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments. The aggregate value of these bonds is $2,597,473 or 0.21% of the Fund's net assets.

(Y) Represents current yield as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $1,499,133,550. Gross unrealized appreciation and depreciation of investments aggregated $60,087,084 and $340,897,803, respectively, resulting in net unrealized depreciation of $280,810,719.

Notes to Schedule of Investments - Page 1

John Hancock
High Yield Fund
Interest rate swap contracts
February 29, 2008 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination		Unrealized
amount	by Fund	by Fund	date	Counterparty	appreciation

$5,000,000	6-month LIBOR	5.413% (a)	Jun 2014	Morgan Stanley	$493,109
5,600,000	3-month LIBOR	5.451% (a)	May 2013	Morgan Stanley	545,399

					$1,038,508

(a) Fixed rate

Interest rate swap contracts

John Hancock
High Yield Fund
Credit default swap contracts
February 29, 2008 (unaudited)

						Unrealized
	Notional	Sell	Received	Terminiation		Appreciation
Issuer	Amount	Protection	Fixed Rate	Date	Counterparty	(Depreciation)

Abitibi-Consolidated, Inc.	$3,000,000	Sell	8.00	Sep 2012	Morgan Stanley	($1,267,442)
American Airlines, Inc.	3,000,000	Sell	6.60	Sep 2012	Morgan Stanley	(301,560)
American Airlines, Inc.	2,000,000	Sell	5.00	Mar 2013	Morgan Stanley	29,568
BoWater, Inc.	3,000,000	Sell	7.00	Sep 2012	Morgan Stanley	(945,099)

						($2,484,533)

Credit Default Swaps

John Hancock
High Yield Fund
Forward foreign currency exchange contracts
February 29, 2008 (unaudited)

			Unrealized
	Principal amount	Settlement	Appreciation
Currency	covered by contract	month	(depreciation)

BUYS
Swiss Franc	$815,000	Mar 2008	$33,578

			$33,578
SELLS
Australian Dollar	$4,836,000	Sep 2007	($264,613)
Canadian Dollar	$32,670,000	Mar 2007	($1,502,710)
Euro	$4,200,000	Mar 2008	($261,334)
Pound Sterling	$3,144,000	Mar 2008	($102,712)
Pound Sterling	$375,000	Mar 2008	($1,270)
Swiss Franc	$815,000	Mar 2008	($34,129)

			($2,166,768)

Forward foreign currency exchange contracts

John Hancock
High Yield Fund
Summary of written options
February 29, 2008 (unaudited)

Written options for the nine months ended February 29, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Outstanding, beginning of period	136	$30,192
Options written	2,000	2,810,357
Options closed	(2,000)	(2,810,357)
Options expired	(136)	(30,192)
Options exercised	--	--

Outstanding, end of period	0	$0

Summary of written options

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3 2/08
4/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008